Shareholder Report, Holdings (Details) - Brendan Wood TopGun ETF	Aug. 31, 2026
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Targa Resources Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
CrowdStrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.07%
Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Large-Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%